33. INSURANCE (Details) - 12 months ended Dec. 31, 2020 R$ in Millions, $ in Millions		USD ($)	BRL (R$)	BRL (R$)
Companhia energetica de minas gerais [member] | Facilities in buildings [member]
Disclosure of types of insurance contracts [line items]
Coverage		Fire	Fire
Coverage period		Jan. 8, 2021 to Jan. 8, 2022	Jan. 8, 2021 to Jan. 8, 2022
Amount insured	[1]			R$ 8,661
Annual premium	[1]		R$ 2
Cemig Geracao E Transmissao [member] | Air transport / Aircraft [member]
Disclosure of types of insurance contracts [line items]
Coverage		Fuselage Third party	Fuselage Third party
Coverage period		April 29, 2020 to April 29, 2021	April 29, 2020 to April 29, 2021
Amount insured | $	[1]	$ 1,140
Annual premium | $	[1]	$ 24
Cemig Geracao E Transmissao [member] | Air transport / Aircraft [member]
Disclosure of types of insurance contracts [line items]
Coverage		Fuselage Third party	Fuselage Third party
Coverage period		April 29, 2020 to April 29, 2021	April 29, 2020 to April 29, 2021
Amount insured | $	[1]	$ 4,000
Annual premium | $	[1]	$ 24
Cemig Geracao E Transmissao [member] | Warehouse stores [member]
Disclosure of types of insurance contracts [line items]
Coverage		Fire	Fire
Coverage period		Nov. 2, 2020 to Nov. 2, 2021	Nov. 2, 2020 to Nov. 2, 2021
Amount insured	[1]			18,981
Annual premium	[1]		R$ 17
Cemig Geracao E Transmissao [member] | Buildings [member]
Disclosure of types of insurance contracts [line items]
Coverage		Fire	Fire
Coverage period		Jan. 8, 2021 to Jan. 8, 2022	Jan. 8, 2021 to Jan. 8, 2022
Amount insured	[1]			240,527
Annual premium	[1]		R$ 70
Cemig Geracao E Transmissao [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Coverage	[2]	Fire	Fire
Coverage period	[2]	Jan. 8, 2020 to Jan. 8, 2021	Jan. 8, 2020 to Jan. 8, 2021
Amount insured	[1],[2]			2,650
Annual premium	[1],[2]		R$ 2
Cemig Geracao E Transmissao [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Coverage	[3]
Coverage period		Dec. 7, 2020 to Dec. 7, 2021	Dec. 7, 2020 to Dec. 7, 2021
Amount insured	[1]			75,118
Annual premium	[1]		R$ 941
Cemig distribuicao [member] | Warehouse stores [member]
Disclosure of types of insurance contracts [line items]
Coverage		Fire	Fire
Coverage period		Nov. 2, 2020 to Nov. 2, 2021	Nov. 2, 2020 to Nov. 2, 2021
Amount insured	[1]			74,575
Annual premium	[1]		R$ 68
Cemig distribuicao [member] | Buildings [member]
Disclosure of types of insurance contracts [line items]
Coverage		Fire	Fire
Coverage period		Jan. 8, 2021 to Jan. 8, 2022	Jan. 8, 2021 to Jan. 8, 2022
Amount insured	[1]			616,157
Annual premium	[1]		R$ 179
Cemig distribuicao [member] | Telecoms equipment [member]
Disclosure of types of insurance contracts [line items]
Coverage	[2]	Fire	Fire
Coverage period	[2]	Jul. 8, 2020 to Jul. 8, 2021	Jul. 8, 2020 to Jul. 8, 2021
Amount insured	[1],[2]			31,082
Annual premium	[1],[2]		R$ 28
Cemig distribuicao [member] | Operational risk [member]
Disclosure of types of insurance contracts [line items]
Coverage		Total	Total
Coverage period		Dec. 7, 2020 to Dec. 7, 2021	Dec. 7, 2020 to Dec. 7, 2021
Amount insured	[1]			545,062
Annual premium	[1]		R$ 717
Cemig distribuicao [member] | Air transport / Aircraft / Guimbal equipment [member]
Disclosure of types of insurance contracts [line items]
Coverage		Fuselage Third party	Fuselage Third party
Coverage period		April 29, 2020 to April 29, 2021	April 29, 2020 to April 29, 2021
Amount insured | $	[1]	$ 3,370
Annual premium | $	[1]	$ 51
Cemig distribuicao [member] | Air transport / Aircraft / Guimbal equipment [member]
Disclosure of types of insurance contracts [line items]
Coverage		Fuselage Third party	Fuselage Third party
Coverage period		April 29, 2020 to April 29, 2021	April 29, 2020 to April 29, 2021
Amount insured | $	[1]	$ 14,000
Annual premium | $	[1]	$ 51
Gasmig [member] | Gas distribution network third party [member]
Disclosure of types of insurance contracts [line items]
Coverage		Third party	Third party
Coverage period		Dec. 15, 2020 to Dec. 15, 2021	Dec. 15, 2020 to Dec. 15, 2021
Amount insured	[1]			60,000
Annual premium	[1]		R$ 378
Gasmig [member] | Own vehicle fleet (operation) [member]
Disclosure of types of insurance contracts [line items]
Coverage		Damage to third parties only	Damage to third parties only
Coverage period		Jul. 7, 2020 to Jul. 7, 2021	Jul. 7, 2020 to Jul. 7, 2021
Amount insured	[1]			500
Annual premium	[1]		R$ 3
Gasmig [member] | Own vehicle fleet (Directors) [member]
Disclosure of types of insurance contracts [line items]
Coverage		Full cover	Full cover
Coverage period		Oct. 25, 2020 to Oct. 25, 2021	Oct. 25, 2020 to Oct. 25, 2021
Amount insured	[1]			100
Annual premium	[1]		R$ 2
Gasmig [member] | Facilities multirisk [member]
Disclosure of types of insurance contracts [line items]
Coverage		Robbery, theft and fire	Robbery, theft and fire
Coverage period		Dec. 31, 2020 to Dec. 31, 2021	Dec. 31, 2020 to Dec. 31, 2021
Amount insured	[1]			R$ 32,667
Annual premium	[1]		R$ 39

[1]	Amounts expressed in R$ '000 or US$'000.
[2]	Contracting of a new policy is in progress
[3]	Maximum indemnity limit: R$231.